Trade and other receivables - Narratives (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Trade and other receivables | Past due
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 16	$ 425	$ 1,273
Trade and other receivables | Past due | Impaired
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Accumulated impairment | Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Bad debt write-offs	$ 0	$ 166	1,600
Accumulated impairment | Trade and other receivables | Virgin Orbit Inc.
Disclosure of detailed information about financial instruments [line items]
Bad debt write-offs			$ 1,600